UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                 USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2013



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2013


[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

 ===============================================

       ANNUAL REPORT
       USAA S&P 500 INDEX FUND
       MEMBER SHARES o REWARD SHARES
       DECEMBER 31, 2013

 ===============================================

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

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PRESIDENT'S MESSAGE

"THE FORMAL ANNOUNCEMENT OF TAPERING
DURING DECEMBER PROPELLED U.S. STOCK               [PHOTO OF DANIEL S. McNAMARA]
MARKETS TO NEW ALL-TIME HIGHS."

--------------------------------------------------------------------------------

JANUARY 2014

In the final months of the reporting period, better-than-expected news about U.S. economic growth, employment, and the housing market fueled speculation that the Federal Reserve (the Fed) would soon announce the reduction -- or tapering -- of its quantitative easing (QE) asset purchases. (Through QE, the Fed has been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) In fact, during December 2013, the Fed said it would trim its asset purchases to $75 billion a month starting in January 2014.

U.S. stock markets reacted differently to the taper announcement in December than they did earlier in 2013. In May 2013, stocks retreated after Fed Chairman Ben Bernanke suggested the Fed might begin tapering its asset purchases. The formal announcement of tapering during December propelled U.S. stock markets to new all-time highs. In my view, the markets reacted differently because the U.S. economy appears to be gaining strength and the Fed reiterated its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%. Investors may like the Fed's promise of "low rates for longer" more than they dislike the tapering of the QE program. That being said, I expect the Fed to pause if tapering significantly disrupts the markets. For the reporting period as a whole, U.S. stocks were up. Though the increase was due in part to earnings growth, I believe it was driven primarily by multiple expansion, as investors paid more for stocks in response to the Fed's monetary policies and a limited number of attractive alternatives.

In the bond market, longer-term yields began to increase in May 2013 on expectations that tapering would begin sooner than expected. Bond prices, which move in the opposite direction of interest rates, declined. Though the Fed did not announce the taper until December 2013, rates remained elevated in the longer end of the yield curve -- in five-year, 10-year, and 30-year maturities. (Meanwhile, yields on shorter-term maturities declined after the Fed repeated its commitment to ultra-low short-term rates in

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

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December.) Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments. It should be noted that not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more.

Looking ahead, I expect the U.S. economy to continue getting stronger, albeit slowly. Though the unemployment rate was near 7% at the end of the reporting period, I'm not sure the employment picture is as rosy as the number suggests. Meanwhile, a federal budget deal reached in December seems to have reduced the possibility of a government shutdown in 2014. (The reporting period had been dominated by partisan wrangling such as the fiscal cliff, the sequestration spending cuts, and the 16-day partial government shutdown.) In Europe, the debt crisis appears to have moderated, and geopolitical tensions in the Middle East, which had roiled the financial markets during 2013, have eased. Nevertheless, these challenges could reemerge in 2014.

Rest assured we will continue to monitor Fed policy, economic trends, geopolitical events, and other factors that could potentially affect your investments. In the meantime, I urge you to hold a diversified portfolio that is directly tied to your goals, risk tolerance, and time horizon. Diversification is important because different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing potentially can help you protect your gains and prepare for what happens next.

On behalf of everyone at USAA Asset Management Company, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

   Distributions to Shareholders                                              9

   Report of Independent Registered Public Accounting Firm                   10

   Portfolio of Investments                                                  11

   Notes to Portfolio of Investments                                         32

   Financial Statements                                                      34

   Notes to Financial Statements                                             37

EXPENSE EXAMPLE                                                              53

TRUSTEES' AND OFFICERS' INFORMATION                                          55

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA S&P 500 INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS COMPOSING THE S&P 500(R) INDEX. THE S&P 500 INDEX EMPHASIZES STOCKS OF LARGE U.S. COMPANIES.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index. This strategy may be changed upon 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o HOW DID THE USAA S&P 500 INDEX FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund closely tracked its benchmark, the broad-based S&P 500(R) Index (the Index), for the period ended December 31, 2013. The Fund's Member Shares and Reward Shares returned 32.03% and 32.16%, respectively, during the reporting period versus the 32.39% return of the Index. The Index is a group of large-company stocks that is not available for direct investment.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    U.S. equities performed positively in the second half of 2013. In the late summer, news about the turbulence in Syria left developed markets unperturbed and investors were optimistic when the United States saw an opportunity to resolve the issue with peaceful talks. Investors also were concerned about the potential for the U.S. Federal Reserve (the Fed) to begin "tapering" (or reducing) its asset purchase program at its September meeting. However, markets reacted positively to the decision not to taper and the assurance from Fed Chairman Ben Bernanke that they would not cut the asset purchasing program until they had enough evidence proving that economic growth was sustainable.

    U.S. equities ended the year with another strong quarter, partly driven by the positive market reactions to monetary and fiscal policy activity in Washington. The Fed's assurance of continued monetary stimulus

    Refer to pages 5 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

================================================================================

2  | USAA S&P 500 INDEX FUND

================================================================================

    boosted U.S. equities through the end of the third quarter into the start of the fourth quarter. This positive performance was sustained through October despite fiscal uncertainty and a government shutdown, as a temporary budget deal was reached late in the month. A longer-term budget agreement was reached in December, further reducing fiscal uncertainty. Janet Yellen was nominated (and later confirmed) as the next Fed Chairman, and her testimony before the U.S. Congress assured markets that the Fed's policy would remain appropriately accommodative. Markets initially reacted positively to the announcement by the Fed that it would begin tapering asset purchases in January, as the move was seen to be less dramatic than many had anticipated and it demonstrated confidence in the strength of the economic recovery.

o   PLEASE DESCRIBE SECTOR PERFORMANCE DURING THE REPORTING PERIOD.

    All sectors showed positive performance in the second half of the year. The top performing sector in the Index was Industrials, returning 23.64%. The next best performing sector was Materials, which returned 22.06%. The worst performing sectors in the Index were Telecommunication Services, which returned 0.83%; and Utilities, which returned 2.98%.

o   WHAT INVESTMENT STRATEGIES WILL YOU PURSUE FOR THE FUND IN 2014?

    We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the Index's performance closely.

    Thank you for your investment in the Fund.

    INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

INVESTMENT OVERVIEW

USAA S&P 500 INDEX FUND MEMBER SHARES (MEMBER SHARES)
(Ticker Symbol: USSPX)

--------------------------------------------------------------------------------
                                             12/31/13               12/31/12
--------------------------------------------------------------------------------
Net Assets                               $2,571.8 Million       $2,116.2 Million
Net Asset Value Per Share                     $26.39                 $20.34

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13*
--------------------------------------------------------------------------------
   1 Year                            5 Years                        10 Years
   32.03%                             17.67%                          7.17%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 12/31/12**
--------------------------------------------------------------------------------
  Before Reimbursement       0.32%          After Reimbursement      0.25%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Returns for the Member Shares exclude the account maintenance fee.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2014, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Member Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.25% of the Member Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. The performance data excludes the impact of a $10 account maintenance fee that is assessed on acounts of less than $10,000. Performance of Member Shares will vary from Reward Shares due to differences in expenses.

================================================================================

4  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                                  MEMBER SHARES

                                             USAA S&P 500 INDEX
                        S&P 500 INDEX        FUND MEMBER SHARES
12/31/2003                $10,000.00             $10,000.00
 1/31/2004                 10,183.55              10,179.64
 2/29/2004                 10,325.10              10,317.37
 3/31/2004                 10,169.33              10,161.25
 4/30/2004                 10,009.69               9,999.11
 5/31/2004                 10,147.05              10,131.23
 6/30/2004                 10,344.36              10,325.41
 7/31/2004                 10,001.99               9,982.03
 8/31/2004                 10,042.45              10,018.18
 9/30/2004                 10,151.21              10,122.61
10/31/2004                 10,306.30              10,279.84
11/30/2004                 10,723.31              10,691.03
12/31/2004                 11,088.21              11,050.70
 1/31/2005                 10,817.93              10,782.80
 2/28/2005                 11,045.59              11,008.08
 3/31/2005                 10,849.99              10,811.96
 4/30/2005                 10,644.21              10,604.15
 5/31/2005                 10,982.90              10,940.31
 6/30/2005                 10,998.49              10,954.30
 7/31/2005                 11,407.50              11,359.33
 8/31/2005                 11,303.42              11,255.00
 9/30/2005                 11,394.97              11,344.44
10/31/2005                 11,205.01              11,153.42
11/30/2005                 11,628.80              11,572.44
12/31/2005                 11,632.79              11,577.58
 1/31/2006                 11,940.86              11,880.95
 2/28/2006                 11,973.27              11,911.90
 3/31/2006                 12,122.30              12,059.14
 4/30/2006                 12,285.08              12,214.54
 5/31/2006                 11,931.50              11,866.44
 6/30/2006                 11,947.67              11,880.05
 7/31/2006                 12,021.37              11,948.72
 8/31/2006                 12,307.39              12,229.65
 9/30/2006                 12,624.56              12,543.82
10/31/2006                 13,035.94              12,951.29
11/30/2006                 13,283.83              13,195.78
12/31/2006                 13,470.17              13,376.16
 1/31/2007                 13,673.89              13,577.69
 2/28/2007                 13,406.44              13,313.19
 3/31/2007                 13,556.39              13,459.22
 4/30/2007                 14,156.88              14,053.75
 5/31/2007                 14,650.88              14,540.76
 6/30/2007                 14,407.48              14,300.39
 7/31/2007                 13,960.78              13,855.89
 8/31/2007                 14,170.05              14,059.09
 9/30/2007                 14,700.00              14,585.04
10/31/2007                 14,933.83              14,814.62
11/30/2007                 14,309.50              14,189.64
12/31/2007                 14,210.22              14,087.95
 1/31/2008                 13,357.87              13,241.91
 2/29/2008                 12,923.93              12,812.47
 3/31/2008                 12,868.12              12,750.20
 4/30/2008                 13,494.84              13,374.83
 5/31/2008                 13,669.63              13,542.25
 6/30/2008                 12,517.24              12,399.30
 7/31/2008                 12,412.01              12,295.75
 8/31/2008                 12,591.55              12,470.48
 9/30/2008                 11,469.55              11,353.29
10/31/2008                  9,543.26               9,446.97
11/30/2008                  8,858.49               8,763.83
12/31/2008                  8,952.75               8,856.79
 1/31/2009                  8,198.15               8,109.43
 2/28/2009                  7,325.23               7,244.08
 3/31/2009                  7,966.89               7,878.95
 4/30/2009                  8,729.39               8,631.21
 5/31/2009                  9,217.65               9,112.92
 6/30/2009                  9,235.94               9,132.38
 7/31/2009                  9,934.52               9,822.12
 8/31/2009                 10,293.20              10,173.62
 9/30/2009                 10,677.29              10,550.94
10/31/2009                 10,478.94              10,351.11
11/30/2009                 11,107.50              10,970.58
12/31/2009                 11,322.05              11,184.13
 1/31/2010                 10,914.75              10,782.55
 2/28/2010                 11,252.86              11,110.51
 3/31/2010                 11,931.91              11,783.63
 4/30/2010                 12,120.29              11,965.02
 5/31/2010                 11,152.48              11,004.33
 6/30/2010                 10,568.67              10,425.47
 7/31/2010                 11,309.14              11,154.24
 8/31/2010                 10,798.60              10,648.15
 9/30/2010                 11,762.31              11,595.18
10/31/2010                 12,209.86              12,035.68
11/30/2010                 12,211.42              12,035.68
12/31/2010                 13,027.53              12,840.48
 1/31/2011                 13,336.30              13,140.04
 2/28/2011                 13,793.19              13,589.39
 3/31/2011                 13,798.68              13,586.56
 4/30/2011                 14,207.33              13,990.59
 5/31/2011                 14,046.51              13,826.24
 6/30/2011                 13,812.37              13,597.81
 7/31/2011                 13,531.50              13,315.81
 8/31/2011                 12,796.44              12,586.75
 9/30/2011                 11,896.87              11,700.63
10/31/2011                 13,197.11              12,979.20
11/30/2011                 13,167.95              12,944.65
12/31/2011                 13,302.64              13,074.43
 1/31/2012                 13,898.81              13,657.68
 2/29/2012                 14,499.82              14,247.87
 3/31/2012                 14,977.00              14,710.39
 4/30/2012                 14,882.99              14,619.67
 5/31/2012                 13,988.51              13,733.42
 6/30/2012                 14,564.87              14,299.84
 7/31/2012                 14,767.16              14,496.21
 8/31/2012                 15,099.76              14,818.82
 9/30/2012                 15,489.96              15,201.01
10/31/2012                 15,203.95              14,912.07
11/30/2012                 15,292.15              14,996.64
12/31/2012                 15,431.53              15,133.98
 1/31/2013                 16,230.81              15,915.23
 2/28/2013                 16,451.14              16,123.57
 3/31/2013                 17,068.11              16,720.12
 4/30/2013                 17,396.96              17,041.66
 5/31/2013                 17,803.90              17,437.97
 6/30/2013                 17,564.82              17,199.52
 7/31/2013                 18,458.59              18,085.39
 8/31/2013                 17,924.00              17,544.86
 9/30/2013                 18,486.09              18,092.59
10/31/2013                 19,335.85              18,922.18
11/30/2013                 19,925.09              19,495.35
12/31/2013                 20,429.52              19,980.66

                                   [END CHART]

                         Data from 12/31/03 to 12/31/13.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

USAA S&P 500 INDEX FUND REWARD SHARES (REWARD SHARES)
(Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                              12/31/13              12/31/12
--------------------------------------------------------------------------------
Net Assets                                $1,832.6 Million      $1,173.6 Million
Net Asset Value Per Share                      $26.39                $20.34

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
    1 Year                           5 Years                         10 Years
    32.16%                            17.82%                            7.30%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 12/31/12*
--------------------------------------------------------------------------------
    Before Reimbursement       0.27%       After Reimbursement       0.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2014, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Reward Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.15% of the Reward Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Reward Shares are currently offered for sale to qualified shareholders, USAA discretionary managed account program, and a USAA Fund participating in a fund-of-funds investment strategy.

================================================================================

6  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                                  REWARD SHARES

                                             USAA S&P 500 INDEX
                        S&P 500 INDEX        FUND REWARD SHARES
12/31/2003                $10,000.00             $10,000.00
 1/31/2004                 10,179.64              10,183.55
 2/29/2004                 10,323.35              10,325.10
 3/31/2004                 10,165.40              10,169.33
 4/30/2004                 10,003.19              10,009.69
 5/31/2004                 10,135.36              10,147.05
 6/30/2004                 10,335.69              10,344.36
 7/31/2004                  9,991.97              10,001.99
 8/31/2004                 10,028.15              10,042.45
 9/30/2004                 10,136.75              10,151.21
10/31/2004                 10,288.14              10,306.30
11/30/2004                 10,705.96              10,723.31
12/31/2004                 11,066.74              11,088.21
 1/31/2005                 10,798.45              10,817.93
 2/28/2005                 11,024.06              11,045.59
 3/31/2005                 10,828.27              10,849.99
 4/30/2005                 10,626.27              10,644.21
 5/31/2005                 10,962.93              10,982.90
 6/30/2005                 10,973.53              10,998.49
 7/31/2005                 11,385.42              11,407.50
 8/31/2005                 11,280.91              11,303.42
 9/30/2005                 11,367.40              11,394.97
10/31/2005                 11,175.99              11,205.01
11/30/2005                 11,602.03              11,628.80
12/31/2005                 11,604.04              11,632.79
 1/31/2006                 11,908.10              11,940.86
 2/28/2006                 11,939.13              11,973.27
 3/31/2006                 12,089.48              12,122.30
 4/30/2006                 12,251.50              12,285.08
 5/31/2006                 11,896.30              11,931.50
 6/30/2006                 11,913.28              11,947.67
 7/31/2006                 11,988.40              12,021.37
 8/31/2006                 12,270.11              12,307.39
 9/30/2006                 12,588.17              12,624.56
10/31/2006                 12,996.88              13,035.94
11/30/2006                 13,242.10              13,283.83
12/31/2006                 13,426.53              13,470.17
 1/31/2007                 13,628.72              13,673.89
 2/28/2007                 13,363.34              13,406.44
 3/31/2007                 13,506.72              13,556.39
 4/30/2007                 14,109.70              14,156.88
 5/31/2007                 14,598.43              14,650.88
 6/30/2007                 14,354.39              14,407.48
 7/31/2007                 13,908.21              13,960.78
 8/31/2007                 14,118.55              14,170.05
 9/30/2007                 14,643.39              14,700.00
10/31/2007                 14,873.89              14,933.83
11/30/2007                 14,252.81              14,309.50
12/31/2007                 14,154.52              14,210.22
 1/31/2008                 13,304.86              13,357.87
 2/29/2008                 12,867.16              12,923.93
 3/31/2008                 12,814.17              12,868.12
 4/30/2008                 13,435.15              13,494.84
 5/31/2008                 13,609.80              13,669.63
 6/30/2008                 12,466.29              12,517.24
 7/31/2008                 12,355.74              12,412.01
 8/31/2008                 12,537.82              12,591.55
 9/30/2008                 11,419.95              11,469.55
10/31/2008                  9,497.00               9,543.26
11/30/2008                  8,816.78               8,858.49
12/31/2008                  8,907.60               8,952.75
 1/31/2009                  8,162.56               8,198.15
 2/28/2009                  7,292.23               7,325.23
 3/31/2009                  7,927.09               7,966.89
 4/30/2009                  8,690.59               8,729.39
 5/31/2009                  9,175.24               9,217.65
 6/30/2009                  9,191.70               9,235.94
 7/31/2009                  9,885.91               9,934.52
 8/31/2009                 10,246.37              10,293.20
 9/30/2009                 10,623.55              10,677.29
10/31/2009                 10,429.05              10,478.94
11/30/2009                 11,052.78              11,107.50
12/31/2009                 11,265.65              11,322.05
 1/31/2010                 10,861.14              10,914.75
 2/28/2010                 11,198.23              11,252.86
 3/31/2010                 11,873.76              11,931.91
 4/30/2010                 12,056.54              12,120.29
 5/31/2010                 11,095.26              11,152.48
 6/30/2010                 10,509.70              10,568.67
 7/31/2010                 11,251.16              11,309.14
 8/31/2010                 10,740.98              10,798.60
 9/30/2010                 11,700.19              11,762.31
10/31/2010                 12,144.41              12,209.86
11/30/2010                 12,144.41              12,211.42
12/31/2010                 12,954.58              13,027.53
 1/31/2011                 13,256.81              13,336.30
 2/28/2011                 13,710.15              13,793.19
 3/31/2011                 13,719.39              13,798.68
 4/30/2011                 14,120.26              14,207.33
 5/31/2011                 13,961.29              14,046.51
 6/30/2011                 13,727.99              13,812.37
 7/31/2011                 13,443.30              13,531.50
 8/31/2011                 12,714.19              12,796.44
 9/30/2011                 11,816.38              11,896.87
10/31/2011                 13,107.59              13,197.11
11/30/2011                 13,079.68              13,167.95
12/31/2011                 13,207.86              13,302.64
 1/31/2012                 13,804.07              13,898.81
 2/29/2012                 14,393.27              14,499.82
 3/31/2012                 14,871.00              14,977.00
 4/30/2012                 14,772.28              14,882.99
 5/31/2012                 13,883.83              13,988.51
 6/30/2012                 14,452.66              14,564.87
 7/31/2012                 14,651.12              14,767.16
 8/31/2012                 14,977.18              15,099.76
 9/30/2012                 15,367.30              15,489.96
10/31/2012                 15,082.32              15,203.95
11/30/2012                 15,167.81              15,292.15
12/31/2012                 15,303.16              15,431.53
 1/31/2013                 16,093.15              16,230.81
 2/28/2013                 16,311.34              16,451.14
 3/31/2013                 16,919.90              17,068.11
 4/30/2013                 17,245.13              17,396.96
 5/31/2013                 17,646.01              17,803.90
 6/30/2013                 17,400.15              17,564.82
 7/31/2013                 18,296.37              18,458.59
 8/31/2013                 17,757.12              17,924.00
 9/30/2013                 18,308.19              18,486.09
10/31/2013                 19,147.66              19,335.85
11/30/2013                 19,727.66              19,925.09
12/31/2013                 20,224.17              20,429.52

                                   [END CHART]

                         Data from 12/31/03 to 12/31/13.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index (see page 5 for the benchmark definition).

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                           o TOP 10 EQUITY HOLDINGS o
                                 AS OF 12/31/13
                                (% of Net Assets)

Apple, Inc. ..............................................................  3.0%
Exxon Mobil Corp. ........................................................  2.6%
Google, Inc. "A" .........................................................  1.8%
General Electric Co. .....................................................  1.7%
Microsoft Corp. ..........................................................  1.7%
Johnson & Johnson ........................................................  1.5%
Chevron Corp. ............................................................  1.4%
JPMorgan Chase & Co. .....................................................  1.3%
Procter & Gamble Co. .....................................................  1.3%
Wells Fargo & Co. ........................................................  1.3%

You will find a complete list of securities that the Fund owns on pages 11-31.

                      o SECTOR ALLOCATION* -- 12/31/2013 o

Information Technology                                                     18.0%
Financials                                                                 15.7%
Health Care                                                                12.5%
Consumer Discretionary                                                     12.1%
Industrials                                                                10.6%
Energy                                                                      9.9%
Consumer Staples                                                            9.5%
Materials                                                                   3.4%
Utilities                                                                   2.8%
Telecommunication Services                                                  2.2%

* Excludes money market instruments.

Percentages are of the net assets of the Fund, and may not equal 100%.

================================================================================

8  | USAA S&P 500 INDEX FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

With respect to distributions paid, the Regulated Investment Company Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2013:

  DIVIDEND RECEIVED          QUALIFIED DIVIDEND
 DEDUCTION (CORPORATE      INCOME (NON-CORPORATE       INTEREST-RELATED
   SHAREHOLDERS)(1)           SHAREHOLDERS)(1)         DIVIDEND INCOME
 -------------------------------------------------------------------------
        100%                        100%                    $6,000
 -------------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

================================================================================

                                              DISTRIBUTIONS TO SHAREHOLDERS |  9

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA S&P 500 INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA S&P 500 Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA S&P 500 Index Fund at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
February 18, 2014

================================================================================

10  | USAA S&P 500 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2013

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             COMMON STOCKS (96.7%)

             CONSUMER DISCRETIONARY (12.1%)
             ------------------------------
             ADVERTISING (0.2%)
   107,347   Interpublic Group of Companies, Inc.                               $    1,900
    66,424   Omnicom Group, Inc.                                                     4,940
                                                                                ----------
                                                                                     6,840
                                                                                ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
    72,701   Coach, Inc.                                                             4,081
    12,615   Fossil Group, Inc.*                                                     1,513
    46,220   Michael Kors Holding LTD*                                               3,753
    20,965   PVH Corp.                                                               2,852
    15,413   Ralph Lauren Corp.                                                      2,721
    90,528   VF Corp.                                                                5,643
                                                                                ----------
                                                                                    20,563
                                                                                ----------
             APPAREL RETAIL (0.5%)
    68,386   Gap, Inc.                                                               2,673
    63,050   L Brands, Inc.                                                          3,900
    56,131   Ross Stores, Inc.                                                       4,206
   183,578   TJX Companies, Inc.                                                    11,699
    28,446   Urban Outfitters, Inc.*                                                 1,055
                                                                                ----------
                                                                                    23,533
                                                                                ----------
             AUTO PARTS & EQUIPMENT (0.4%)
    58,325   BorgWarner, Inc.                                                        3,261
    72,341   Delphi Automotive plc                                                   4,350
   176,803   Johnson Controls, Inc.                                                  9,070
                                                                                ----------
                                                                                    16,681
                                                                                ----------
             AUTOMOBILE MANUFACTURERS (0.6%)
 1,020,034   Ford Motor Co.                                                         15,739
   294,285   General Motors Co.*                                                    12,028
                                                                                ----------
                                                                                    27,767
                                                                                ----------
             AUTOMOTIVE RETAIL (0.3%)
    16,666   AutoNation, Inc.*                                                         828
     8,790   AutoZone, Inc.*                                                         4,201
    57,302   CarMax, Inc.*                                                           2,694

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
    27,712   O'Reilly Automotive, Inc.*                                         $    3,567
                                                                                ----------
                                                                                    11,290
                                                                                ----------
             BROADCASTING (0.4%)
   144,061   CBS Corp. "B"                                                           9,182
    58,236   Discovery Communications, Inc. "A"*                                     5,266
    28,246   Scripps Networks Interactive "A"                                        2,441
                                                                                ----------
                                                                                    16,889
                                                                                ----------
             CABLE & SATELLITE (1.3%)
    55,993   Cablevision Systems Corp. "A"                                           1,004
   672,844   Comcast Corp. "A"                                                      34,964
   126,172   DIRECTV*                                                                8,717
    72,786   Time Warner Cable, Inc.                                                 9,863
                                                                                ----------
                                                                                    54,548
                                                                                ----------
             CASINOS & GAMING (0.1%)
    64,461   International Game Technology                                           1,171
    20,798   Wynn Resorts Ltd.                                                       4,039
                                                                                ----------
                                                                                     5,210
                                                                                ----------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
    70,951   Best Buy Co., Inc.                                                      2,829
    30,165   GameStop Corp. "A"                                                      1,486
                                                                                ----------
                                                                                     4,315
                                                                                ----------
             CONSUMER ELECTRONICS (0.1%)
    32,057   Garmin Ltd.                                                             1,482
    17,447   Harman International Industries, Inc.                                   1,428
                                                                                ----------
                                                                                     2,910
                                                                                ----------
             DEPARTMENT STORES (0.2%)
    51,752   Kohl's Corp.                                                            2,937
    95,203   Macy's, Inc.                                                            5,084
    36,575   Nordstrom, Inc.                                                         2,260
                                                                                ----------
                                                                                    10,281
                                                                                ----------
             DISTRIBUTORS (0.1%)
    39,922   Genuine Parts Co.                                                       3,321
                                                                                ----------
             EDUCATION SERVICES (0.0%)
     1,136   Graham Holdings Company                                                   754
                                                                                ----------
             FOOTWEAR (0.3%)
   192,995   NIKE, Inc. "B"                                                         15,177
                                                                                ----------
             GENERAL MERCHANDISE STORES (0.4%)
    76,102   Dollar General Corp.*                                                   4,591
    53,844   Dollar Tree, Inc.*                                                      3,038

================================================================================

12  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
    24,873   Family Dollar Stores, Inc.                                         $    1,616
   163,481   Target Corp.                                                           10,343
                                                                                ----------
                                                                                    19,588
                                                                                ----------
             HOME FURNISHINGS (0.1%)
    36,569   Leggett & Platt, Inc.                                                   1,132
    15,785   Mohawk Industries, Inc.*                                                2,350
                                                                                ----------
                                                                                     3,482
                                                                                ----------
             HOME IMPROVEMENT RETAIL (1.0%)
   363,588   Home Depot, Inc.                                                       29,938
   270,071   Lowe's Companies, Inc.                                                 13,382
                                                                                ----------
                                                                                    43,320
                                                                                ----------
             HOMEBUILDING (0.1%)
    73,270   D.R. Horton, Inc.                                                       1,635
    43,689   Lennar Corp. "A"                                                        1,728
    89,570   Pulte Group, Inc.                                                       1,825
                                                                                ----------
                                                                                     5,188
                                                                                ----------
             HOMEFURNISHING RETAIL (0.1%)
    55,410   Bed Bath & Beyond, Inc.*                                                4,449
                                                                                ----------
             HOTELS, RESORTS & CRUISE LINES (0.3%)
   113,220   Carnival Corp.                                                          4,548
    57,759   Marriott International, Inc. "A"                                        2,851
    49,525   Starwood Hotels & Resorts Worldwide, Inc.                               3,935
    33,655   Wyndham Worldwide Corp.                                                 2,480
                                                                                ----------
                                                                                    13,814
                                                                                ----------
             HOUSEHOLD APPLIANCES (0.1%)
    20,154   Whirlpool Corp.                                                         3,161
                                                                                ----------
             HOUSEWARES & SPECIALTIES (0.1%)
    73,396   Newell Rubbermaid, Inc.                                                 2,379
                                                                                ----------
             INTERNET RETAIL (1.4%)
    95,672   Amazon.com, Inc.*                                                      38,153
    26,622   Expedia, Inc.                                                           1,855
    15,252   Netflix, Inc.*                                                          5,615
    13,270   Priceline.com, Inc.*                                                   15,425
    28,884   TripAdvisor, Inc.*                                                      2,392
                                                                                ----------
                                                                                    63,440
                                                                                ----------
             LEISURE PRODUCTS (0.1%)
    30,277   Hasbro, Inc.                                                            1,666
    87,249   Mattel, Inc.                                                            4,151
                                                                                ----------
                                                                                     5,817
                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             MOTORCYCLE MANUFACTURERS (0.1%)
    56,831   Harley-Davidson, Inc.                                              $    3,935
                                                                                ----------
             MOVIES & ENTERTAINMENT (1.7%)
   233,526   Time Warner, Inc.                                                      16,281
   506,499   Twenty-First Centry Fox, Inc.                                          17,819
   105,037   Viacom, Inc. "B"                                                        9,174
   421,917   Walt Disney Co.                                                        32,234
                                                                                ----------
                                                                                    75,508
                                                                                ----------
             PUBLISHING (0.1%)
    59,647   Gannett Co., Inc.                                                       1,764
   128,490   News Corp. "A"*                                                         2,316
                                                                                ----------
                                                                                     4,080
                                                                                ----------
             RESTAURANTS (1.2%)
     7,998   Chipotle Mexican Grill, Inc.*                                           4,261
    33,841   Darden Restaurants, Inc.                                                1,840
   256,907   McDonald's Corp.                                                       24,928
   194,443   Starbucks Corp.                                                        15,242
   114,771   Yum! Brands, Inc.                                                       8,678
                                                                                ----------
                                                                                    54,949
                                                                                ----------
             SPECIALIZED CONSUMER SERVICES (0.0%)
    70,447   H&R Block, Inc.                                                         2,046
                                                                                ----------
             SPECIALTY STORES (0.2%)
    26,694   PetSmart, Inc.                                                          1,942
   170,542   Staples, Inc.                                                           2,710
    28,518   Tiffany & Co.                                                           2,646
                                                                                ----------
                                                                                     7,298
                                                                                ----------
             TIRES & RUBBER (0.0%)
    63,115   Goodyear Tire & Rubber Co.                                              1,505
                                                                                ----------
             Total Consumer Discretionary                                          534,038
                                                                                ----------
             CONSUMER STAPLES (9.5%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
   170,396   Archer-Daniels-Midland Co.                                              7,395
                                                                                ----------
             BREWERS (0.1%)
    41,017   Molson Coors Brewing Co. "B"                                            2,303
                                                                                ----------
             DISTILLERS & VINTNERS (0.2%)
    41,782   Beam, Inc.                                                              2,844
    41,925   Brown-Forman Corp. "B"                                                  3,168
    42,876   Constellation Brands, Inc. "A"*                                         3,018
                                                                                ----------
                                                                                     9,030
                                                                                ----------

================================================================================
14  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             DRUG RETAIL (0.8%)
   307,298   CVS Caremark Corp.                                                 $   21,993
   224,990   Walgreen Co.                                                           12,924
                                                                                ----------
                                                                                    34,917
                                                                                ----------
             FOOD DISTRIBUTORS (0.1%)
   150,161   Sysco Corp.                                                             5,421
                                                                                ----------
             FOOD RETAIL (0.3%)
   134,973   Kroger Co.                                                              5,336
    63,199   Safeway, Inc.                                                           2,058
    96,396   Whole Foods Market, Inc.                                                5,575
                                                                                ----------
                                                                                    12,969
                                                                                ----------
             HOUSEHOLD PRODUCTS (1.9%)
    33,312   Clorox Co.                                                              3,090
   226,993   Colgate-Palmolive Co.                                                  14,802
    98,389   Kimberly-Clark Corp.                                                   10,278
   701,955   Procter & Gamble Co.(f)                                                57,146
                                                                                ----------
                                                                                    85,316
                                                                                ----------
             HYPERMARKETS & SUPER CENTERS (1.1%)
   112,864   Costco Wholesale Corp.                                                 13,432
   417,567   Wal-Mart Stores, Inc.(f)                                               32,858
                                                                                ----------
                                                                                    46,290
                                                                                ----------
             PACKAGED FOODS & MEAT (1.3%)
    46,052   Campbell Soup Co.                                                       1,993
   109,661   ConAgra Foods, Inc.                                                     3,696
   163,693   General Mills, Inc.                                                     8,170
    38,409   Hershey Co.                                                             3,735
    35,142   Hormel Foods Corp.                                                      1,587
    27,138   J.M. Smucker Co.                                                        2,812
    66,502   Kellogg Co.                                                             4,061
   153,552   Kraft Foods Group, Inc. "A"                                             8,280
    34,104   McCormick & Co., Inc.                                                   2,350
    52,251   Mead Johnson Nutrition Co.                                              4,377
   452,903   Mondelez International Inc. Companies                                  15,987
    70,176   Tyson Foods, Inc. "A"                                                   2,348
                                                                                ----------
                                                                                    59,396
                                                                                ----------
             PERSONAL PRODUCTS (0.2%)
   112,630   Avon Products, Inc.                                                     1,939
    66,154   Estee Lauder Companies, Inc. "A"                                        4,983
                                                                                ----------
                                                                                     6,922
                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             SOFT DRINKS (1.8%)
   980,592   Coca-Cola Co.                                                      $   40,508
    62,502   Coca-Cola Enterprises, Inc.                                             2,758
    51,799   Dr Pepper Snapple Group, Inc.                                           2,524
    35,071   Monster Beverage Corp.*                                                 2,377
   396,001   PepsiCo, Inc.                                                          32,844
                                                                                ----------
                                                                                    81,011
                                                                                ----------
             TOBACCO (1.5%)
   515,998   Altria Group, Inc.                                                     19,809
    95,116   Lorillard, Inc.                                                         4,821
   413,719   Philip Morris International, Inc.                                      36,047
    80,642   Reynolds American, Inc.                                                 4,031
                                                                                ----------
                                                                                    64,708
                                                                                ----------
             Total Consumer Staples                                                415,678
                                                                                ----------
             ENERGY (9.9%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
    58,466   CONSOL Energy, Inc.                                                     2,224
    69,779   Peabody Energy Corp.                                                    1,363
                                                                                ----------
                                                                                     3,587
                                                                                ----------
             INTEGRATED OIL & GAS (4.6%)
   496,466   Chevron Corp.                                                          62,013
 1,127,844   Exxon Mobil Corp.(f)                                                  114,138
    73,362   Hess Corp.                                                              6,089
   208,002   Occidental Petroleum Corp.                                             19,781
                                                                                ----------
                                                                                   202,021
                                                                                ----------
             OIL & GAS DRILLING (0.4%)
    17,796   Diamond Offshore Drilling, Inc.                                         1,013
    60,308   Ensco plc "A"                                                           3,448
    27,527   Helmerich & Payne, Inc.                                                 2,315
    67,031   Nabors Industries Ltd.                                                  1,139
    66,027   Noble Corporation PLC                                                   2,474
    32,240   Rowan Companies plc "A"*                                                1,140
    87,793   Transocean, Ltd.                                                        4,339
                                                                                ----------
                                                                                    15,868
                                                                                ----------
             OIL & GAS EQUIPMENT & SERVICES (1.4%)
   114,743   Baker Hughes, Inc.                                                      6,341
    61,381   Cameron International Corp.*                                            3,654
    61,290   FMC Technologies, Inc.*                                                 3,200
   218,783   Halliburton Co.                                                        11,103
   110,695   National Oilwell Varco, Inc.                                            8,803

================================================================================

16  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
   339,862   Schlumberger Ltd.                                                  $   30,625
                                                                                ----------
                                                                                    63,726
                                                                                ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.4%)
   130,067   Anadarko Petroleum Corp.                                               10,317
   103,028   Apache Corp.                                                            8,854
   109,206   Cabot Oil & Gas Corp.                                                   4,233
   131,082   Chesapeake Energy Corp.                                                 3,558
   316,604   ConocoPhillips                                                         22,368
    93,139   Denbury Resources, Inc.*                                                1,530
    98,729   Devon Energy Corp.                                                      6,108
    70,414   EOG Resources, Inc.                                                    11,818
    38,972   EQT Corp.                                                               3,499
   179,764   Marathon Oil Corp.                                                      6,346
    45,436   Murphy Oil Corp.                                                        2,948
    34,544   Newfield Exploration Co.*                                                 851
    92,568   Noble Energy, Inc.                                                      6,305
    36,833   Pioneer Natural Resources Co.                                           6,780
    47,024   QEP Resources, Inc.                                                     1,441
    42,381   Range Resources Corp.                                                   3,573
    90,823   Southwestern Energy Co.*                                                3,572
    53,093   WPX Energy, Inc.*                                                       1,082
                                                                                ----------
                                                                                   105,183
                                                                                ----------
             OIL & GAS REFINING & MARKETING (0.6%)
    77,740   Marathon Petroleum Corp.                                                7,131
   154,801   Phillips 66                                                            11,940
    34,318   Tesoro Corp.                                                            2,008
   139,335   Valero Energy Corp.                                                     7,022
                                                                                ----------
                                                                                    28,101
                                                                                ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   174,215   Kinder Morgan, Inc.                                                     6,272
   172,561   Spectra Energy Corp.                                                    6,147
   175,866   Williams Companies, Inc.                                                6,783
                                                                                ----------
                                                                                    19,202
                                                                                ----------
             Total Energy                                                          437,688
                                                                                ----------
             FINANCIALS (15.7%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
    50,446   Ameriprise Financial, Inc.                                              5,804
   296,515   Bank of New York Mellon Corp., Inc.                                    10,360
    32,859   BlackRock, Inc.                                                        10,399
   104,362   Franklin Resources, Inc.                                                6,025
   113,859   Invesco Ltd.                                                            4,144

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
    26,894   Legg Mason, Inc.                                                   $    1,169
    56,079   Northern Trust Corp.(c)                                                 3,471
   113,502   State Street Corp.                                                      8,330
    67,300   T. Rowe Price Group, Inc.                                               5,638
                                                                                ----------
                                                                                    55,340
                                                                                ----------
             CONSUMER FINANCE (1.0%)
   237,954   American Express Co.                                                   21,590
   148,924   Capital One Financial Corp.                                            11,409
   123,850   Discover Financial Services                                             6,929
   112,702   SLM Corp.                                                               2,962
                                                                                ----------
                                                                                    42,890
                                                                                ----------
             DIVERSIFIED BANKS (1.8%)
    47,241   Comerica, Inc.                                                          2,246
   471,524   U.S. Bancorp                                                           19,049
 1,237,744   Wells Fargo & Co.                                                      56,194
                                                                                ----------
                                                                                    77,489
                                                                                ----------
             INSURANCE BROKERS (0.3%)
    77,748   Aon plc                                                                 6,522
   141,536   Marsh & McLennan Companies, Inc.                                        6,845
                                                                                ----------
                                                                                    13,367
                                                                                ----------
             INVESTMENT BANKING & BROKERAGE (0.9%)
   299,354   Charles Schwab Corp.                                                    7,783
    74,304   E*TRADE Financial Corp.*                                                1,459
   108,873   Goldman Sachs Group, Inc.                                              19,299
   358,025   Morgan Stanley                                                         11,228
                                                                                ----------
                                                                                    39,769
                                                                                ----------
             LIFE & HEALTH INSURANCE (1.1%)
   120,061   AFLAC, Inc.                                                             8,020
    67,770   Lincoln National Corp.                                                  3,498
   289,745   MetLife, Inc.                                                          15,623
    71,177   Principal Financial Group, Inc.                                         3,510
   119,553   Prudential Financial, Inc.                                             11,025
    23,139   Torchmark Corp.                                                         1,808
    68,035   Unum Group                                                              2,387
                                                                                ----------
                                                                                    45,871
                                                                                ----------
             MULTI-LINE INSURANCE (0.7%)
   380,220   American International Group, Inc.                                     19,410
    13,675   American International Group, Inc.                                          -
    18,738   Assurant, Inc.                                                          1,244
   128,217   Genworth Financial, Inc. "A"*                                           1,991

================================================================================

18  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
   115,526   Hartford Financial Services Group, Inc.                            $    4,186
    79,052   Loews Corp.                                                             3,813
                                                                                ----------
                                                                                    30,644
                                                                                ----------
             MULTI-SECTOR HOLDINGS (1.3%)
   464,751   Berkshire Hathaway, Inc. "B"*                                          55,101
    80,990   Leucadia National Corp.                                                 2,295
                                                                                ----------
                                                                                    57,396
                                                                                ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (3.2%)
 2,754,112   Bank of America Corp.(f)                                               42,881
   783,172   Citigroup, Inc.                                                        40,811
   970,701   JPMorgan Chase & Co.                                                   56,767
                                                                                ----------
                                                                                   140,459
                                                                                ----------
             PROPERTY & CASUALTY INSURANCE (0.9%)
    87,587   ACE Ltd.                                                                9,068
   117,425   Allstate Corp.                                                          6,404
    64,910   Chubb Corp.                                                             6,272
    38,431   Cincinnati Financial Corp.                                              2,013
   141,670   Progressive Corp.                                                       3,863
    93,920   Travelers Companies, Inc.                                               8,504
    73,465   XL Group plc                                                            2,339
                                                                                ----------
                                                                                    38,463
                                                                                ----------
             REAL ESTATE SERVICES (0.0%)
    71,985   CBRE Group, Inc.*                                                       1,893
                                                                                ----------
             REGIONAL BANKS (0.9%)
   182,400   BB&T Corp.                                                              6,807
   226,854   Fifth Third Bancorp                                                     4,771
   212,488   Huntington Bancshares, Inc.                                             2,050
   230,488   KeyCorp                                                                 3,093
    33,607   M&T Bank Corp.                                                          3,912
   137,458   PNC Financial Services Group, Inc.                                     10,664
   356,106   Regions Financial Corp.                                                 3,522
   138,184   SunTrust Banks, Inc.                                                    5,087
    48,459   Zions Bancorp                                                           1,452
                                                                                ----------
                                                                                    41,358
                                                                                ----------
             REITs - DIVERSIFIED (0.1%)
    45,070   Vornado Realty Trust                                                    4,002
                                                                                ----------
             REITs - INDUSTRIAL (0.1%)
   128,879   Prologis, Inc.                                                          4,762
                                                                                ----------
             REITs - OFFICE (0.1%)
    39,571   Boston Properties, Inc.                                                 3,972
                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             REITs - RESIDENTIAL (0.2%)
    37,405   Apartment Investment & Management Co. "A"                          $      969
    31,334   AvalonBay Communities, Inc.                                             3,705
    86,812   Equity Residential Properties Trust                                     4,503
                                                                                ----------
                                                                                     9,177
                                                                                ----------
             REITs - RETAIL (0.4%)
   138,696   General Growth Properties, Inc.                                         2,784
   106,749   Kimco Realty Corp.                                                      2,108
    36,449   The Macerich Company                                                    2,147
    80,062   Simon Property Group, Inc.                                             12,182
                                                                                ----------
                                                                                    19,221
                                                                                ----------
             REITs - SPECIALIZED (0.8%)
   101,969   American Tower Corp.                                                    8,139
   118,167   HCP, Inc.                                                               4,292
    74,344   Health Care REIT, Inc.                                                  3,983
   195,518   Host Hotels & Resorts, Inc.                                             3,801
    45,795   Plum Creek Timber Co., Inc.                                             2,130
    37,285   Public Storage                                                          5,612
    75,828   Ventas, Inc.                                                            4,343
   149,526   Weyerhaeuser Co.                                                        4,720
                                                                                ----------
                                                                                    37,020
                                                                                ----------
             SPECIALIZED FINANCE (0.5%)
    81,305   CME Group, Inc.                                                         6,379
    29,617   Intercontinental Exchange Group, Inc.(f)                                6,662
    70,009   McGraw-Hill Companies, Inc.                                             5,475
    48,914   Moody's Corp.                                                           3,838
    30,260   Nasdaq OMX Group, Inc.                                                  1,204
                                                                                ----------
                                                                                    23,558
                                                                                ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
   121,994   Hudson City Bancorp, Inc.                                               1,151
    82,754   People's United Financial, Inc.                                         1,251
                                                                                ----------
                                                                                     2,402
                                                                                ----------
             TOTAL FINANCIALS                                                      689,053
                                                                                ----------
             HEALTH CARE (12.5%)
             -------------------
             BIOTECHNOLOGY (2.4%)
    50,574   Alexion Pharmaceuticals, Inc.*                                          6,729
   194,525   Amgen, Inc.                                                            22,207
    61,017   Biogen Idec, Inc.*                                                     17,070
   106,442   Celgene Corp.*                                                         17,984
   396,141   Gilead Sciences, Inc.*                                                 29,770

================================================================================

20  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
    20,189   Regeneron Parmaceuticals, Inc.*                                    $    5,557
    60,254   Vertex Pharmaceuticals, Inc.*                                           4,477
                                                                                ----------
                                                                                   103,794
                                                                                ----------
             HEALTH CARE DISTRIBUTORS (0.5%)
    59,423   AmerisourceBergen Corp.                                                 4,178
    88,304   Cardinal Health, Inc.                                                   5,900
    59,172   McKesson Corp.                                                          9,550
    21,752   Patterson Companies, Inc.                                                 896
                                                                                ----------
                                                                                    20,524
                                                                                ----------
             HEALTH CARE EQUIPMENT (1.9%)
   399,411   Abbott Laboratories                                                    15,309
   140,179   Baxter International, Inc.                                              9,749
    50,009   Becton, Dickinson & Co.                                                 5,526
   342,960   Boston Scientific Corp.*                                                4,122
    20,154   C.R. Bard, Inc.                                                         2,699
    54,961   Carefusion Corp.*                                                       2,189
   118,342   Covidien plc                                                            8,059
    28,155   Edwards Lifesciences Corp.*                                             1,852
     9,833   Intuitive Surgical, Inc.*                                               3,777
   257,366   Medtronic, Inc.                                                        14,770
    75,510   St. Jude Medical, Inc.                                                  4,678
    76,462   Stryker Corp.                                                           5,745
    27,350   Varian Medical Systems, Inc.*                                           2,125
    44,233   Zimmer Holdings, Inc.                                                   4,122
                                                                                ----------
                                                                                    84,722
                                                                                ----------
             HEALTH CARE FACILITIES (0.0%)
    25,135   Tenet Healthcare Corp.*                                                 1,059
                                                                                ----------
             HEALTH CARE SERVICES (0.5%)
    45,667   DaVita, Inc.*                                                           2,894
   208,107   Express Scripts Holding Company*                                       14,618
    22,569   Laboratory Corp. of America Holdings*                                   2,062
    37,544   Quest Diagnostics, Inc.                                                 2,010
                                                                                ----------
                                                                                    21,584
                                                                                ----------
             HEALTH CARE SUPPLIES (0.0%)
    37,184   DENTSPLY International, Inc.                                            1,803
                                                                                ----------
             HEALTH CARE TECHNOLOGY (0.1%)
    75,918   Cerner Corp.*                                                           4,232
                                                                                ----------
             LIFE SCIENCES TOOLS & SERVICES (0.5%)
    85,622   Agilent Technologies, Inc.                                              4,897
    44,657   Life Technologies Corp.*                                                3,385

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
    29,129   PerkinElmer, Inc.                                                  $    1,201
    93,322   Thermo Fisher Scientific, Inc.                                         10,391
    21,720   Waters Corp.*                                                           2,172
                                                                                ----------
                                                                                    22,046
                                                                                ----------
             MANAGED HEALTH CARE (1.0%)
    94,954   Aetna, Inc.                                                             6,513
    71,412   CIGNA Corp.                                                             6,247
    40,035   Humana, Inc.                                                            4,132
   259,972   UnitedHealth Group, Inc.                                               19,576
    76,296   WellPoint, Inc.                                                         7,049
                                                                                ----------
                                                                                    43,517
                                                                                ----------
             PHARMACEUTICALS (5.6%)
   410,306   AbbVie, Inc.                                                           21,668
    44,862   Actavis plc*                                                            7,537
    76,598   Allergan, Inc.                                                          8,508
   425,095   Bristol-Myers Squibb Co.                                               22,594
   256,079   Eli Lilly and Co.                                                      13,060
    61,191   Forest Laboratories, Inc.*                                              3,673
    43,430   Hospira, Inc.*                                                          1,793
   728,568   Johnson & Johnson                                                      66,729
   754,541   Merck & Co., Inc.                                                      37,765
    98,431   Mylan, Inc.*                                                            4,272
    34,451   Perrigo Company PLC                                                     5,287
 1,673,625   Pfizer, Inc.(f)                                                        51,263
   129,296   Zoetis, Inc.                                                            4,227
                                                                                ----------
                                                                                   248,376
                                                                                ----------
             Total Health Care                                                     551,657
                                                                                ----------
             INDUSTRIALS (10.6%)
             -------------------
             AEROSPACE & DEFENSE (2.7%)
   178,532   Boeing Co.                                                             24,368
    86,305   General Dynamics Corp.                                                  8,246
   202,652   Honeywell International, Inc.                                          18,516
    22,768   L-3 Communications Holdings, Inc.                                       2,433
    69,365   Lockheed Martin Corp.                                                  10,312
    57,370   Northrop Grumman Corp.                                                  6,575
    37,603   Precision Castparts Corp.                                              10,126
    82,554   Raytheon Co.                                                            7,488
    35,213   Rockwell Collins, Inc.                                                  2,603
    71,880   Textron, Inc.                                                           2,642
   218,002   United Technologies Corp.                                              24,809
                                                                                ----------
                                                                                   118,118
                                                                                ----------

================================================================================

22  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS (0.8%)
    39,106   C.H. Robinson Worldwide, Inc.                                      $    2,282
    53,056   Expeditors International of Washington, Inc.                            2,348
    76,931   FedEx Corp.                                                            11,060
   184,587   United Parcel Service, Inc. "B"                                        19,396
                                                                                ----------
                                                                                    35,086
                                                                                ----------
             AIRLINES (0.2%)
   220,203   Delta Air Lines, Inc.                                                   6,049
   180,136   Southwest Airlines Co.                                                  3,394
                                                                                ----------
                                                                                     9,443
                                                                                ----------
             BUILDING PRODUCTS (0.1%)
    23,359   Allegion Public Ltd.*                                                   1,032
    91,546   Masco Corp.                                                             2,085
                                                                                ----------
                                                                                     3,117
                                                                                ----------
             CONSTRUCTION & ENGINEERING (0.2%)
    42,517   Fluor Corp.                                                             3,414
    33,858   Jacobs Engineering Group, Inc.*                                         2,133
    55,397   Quanta Services, Inc.*                                                  1,748
                                                                                ----------
                                                                                     7,295
                                                                                ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
   164,145   Caterpillar, Inc.                                                      14,906
    45,036   Cummins, Inc.                                                           6,349
    99,113   Deere & Co.                                                             9,052
    27,137   Joy Global, Inc.                                                        1,587
    91,266   PACCAR, Inc.                                                            5,400
                                                                                ----------
                                                                                    37,294
                                                                                ----------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
    25,713   Cintas Corp.                                                            1,532
    43,578   Iron Mountain, Inc.                                                     1,323
                                                                                ----------
                                                                                     2,855
                                                                                ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
    63,232   Ametek, Inc.                                                            3,331
   122,310   Eaton Corp. plc                                                         9,310
   181,822   Emerson Electric Co.                                                   12,760
    35,810   Rockwell Automation, Inc.                                               4,231
    25,710   Roper Industries, Inc.                                                  3,566
                                                                                ----------
                                                                                    33,198
                                                                                ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    70,238   Republic Services, Inc.                                                 2,332
    22,174   Stericycle, Inc.*                                                       2,576

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
   113,088   Waste Management, Inc.                                             $    5,074
                                                                                ----------
                                                                                     9,982
                                                                                ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    35,856   Robert Half International, Inc.                                         1,506
                                                                                ----------
             INDUSTRIAL CONGLOMERATES (2.5%)
   165,170   3M Co.                                                                 23,165
   154,849   Danaher Corp.                                                          11,955
 2,612,424   General Electric Co.                                                   73,226
                                                                                ----------
                                                                                   108,346
                                                                                ----------
             INDUSTRIAL MACHINERY (0.9%)
    43,734   Dover Corp.                                                             4,222
    35,747   Flowserve Corp.                                                         2,818
   105,559   Illinois Tool Works, Inc.                                               8,875
    69,206   Ingersoll-Rand plc                                                      4,263
    28,600   Pall Corp.                                                              2,441
    38,653   Parker-Hannifin Corp.                                                   4,972
    51,569   Pentair, Ltd.                                                           4,005
    14,814   Snap-On, Inc.                                                           1,623
    40,091   Stanley Black & Decker, Inc.                                            3,235
    47,045   Xylem, Inc.                                                             1,628
                                                                                ----------
                                                                                    38,082
                                                                                ----------
             OFFICE SERVICES & SUPPLIES (0.0%)
    51,949   Pitney Bowes, Inc.                                                      1,210
                                                                                ----------
             RAILROADS (0.8%)
   261,893   CSX Corp.                                                               7,535
    28,404   Kansas City Southern                                                    3,517
    79,808   Norfolk Southern Corp.                                                  7,408
   118,939   Union Pacific Corp.                                                    19,982
                                                                                ----------
                                                                                    38,442
                                                                                ----------
             RESEARCH & CONSULTING SERVICES (0.1%)
    10,024   Dun & Bradstreet Corp.                                                  1,231
    31,588   Equifax, Inc.                                                           2,182
    65,393   Nielsen Holdings N.V.                                                   3,001
                                                                                ----------
                                                                                     6,414
                                                                                ----------
             SECURITY & ALARM SERVICES (0.2%)
    51,748   ADT Corp.                                                               2,094
   120,028   Tyco International Ltd.                                                 4,926
                                                                                ----------
                                                                                     7,020
                                                                                ----------

================================================================================

24  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
    70,120   Fastenal Co.                                                       $    3,331
    16,012   W.W. Grainger, Inc.                                                     4,090
                                                                                ----------
                                                                                     7,421
                                                                                ----------
             TRUCKING (0.0%)
    13,505   Ryder System, Inc.                                                        996
                                                                                ----------
             Total Industrials                                                     465,825
                                                                                ----------
             INFORMATION TECHNOLOGY (18.0%)
             ------------------------------
             APPLICATION SOFTWARE (0.6%)
   120,011   Adobe Systems, Inc.*                                                    7,186
    57,954   Autodesk, Inc.*                                                         2,917
    47,918   Citrix Systems, Inc.*                                                   3,031
    73,574   Intuit, Inc.                                                            5,615
   143,308   salesforce.com, Inc.*                                                   7,909
                                                                                ----------
                                                                                    26,658
                                                                                ----------
             COMMUNICATIONS EQUIPMENT (1.7%)
 1,380,579   Cisco Systems, Inc.                                                    30,994
    20,303   F5 Networks, Inc.*                                                      1,845
    27,611   Harris Corp.                                                            1,927
   129,730   Juniper Networks, Inc.*                                                 2,928
    59,445   Motorola Solutions, Inc.                                                4,013
   436,236   QUALCOMM, Inc.                                                         32,390
                                                                                ----------
                                                                                    74,097
                                                                                ----------
             COMPUTER HARDWARE (3.3%)
   232,313   Apple, Inc.(f)                                                        130,353
   496,261   Hewlett-Packard Co.                                                    13,885
                                                                                ----------
                                                                                   144,238
                                                                                ----------
             COMPUTER STORAGE & PERIPHERALS (0.7%)
   531,391   EMC Corp.                                                              13,365
    87,897   NetApp, Inc.                                                            3,616
    58,463   SanDisk Corp.                                                           4,124
    83,883   Seagate Technology plc                                                  4,711
    54,222   Western Digital Corp.                                                   4,549
                                                                                ----------
                                                                                    30,365
                                                                                ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
    12,568   Alliance Data Systems Corp.*                                            3,305
   124,096   Automatic Data Processing, Inc.                                        10,028
    37,678   Computer Sciences Corp.                                                 2,105
    75,608   Fidelity National Information Services, Inc.                            4,059
    66,335   Fiserv, Inc.*                                                           3,917

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
    26,733   MasterCard, Inc. "A"                                               $   22,334
    84,186   Paychex, Inc.                                                           3,833
    42,984   Total System Services, Inc.                                             1,431
   131,500   Visa, Inc. "A"                                                         29,282
   143,680   Western Union Co.                                                       2,479
                                                                                ----------
                                                                                    82,773
                                                                                ----------
             ELECTRONIC COMPONENTS (0.2%)
    41,011   Amphenol Corp. "A"                                                      3,657
   373,729   Corning, Inc.                                                           6,660
                                                                                ----------
                                                                                    10,317
                                                                                ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    37,427   FLIR Systems, Inc.                                                      1,127
                                                                                ----------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    47,976   Jabil Circuit, Inc.                                                       837
   105,996   TE Connectivity Ltd.                                                    5,841
                                                                                ----------
                                                                                     6,678
                                                                                ----------
             HOME ENTERTAINMENT SOFTWARE (0.0%)
    79,322   Electronic Arts, Inc.*                                                  1,820
                                                                                ----------
             INTERNET SOFTWARE & SERVICES (3.1%)
    46,545   Akamai Technologies, Inc.*                                              2,196
   300,888   eBay, Inc.*                                                            16,516
   424,708   Facebook, Inc. "A"*                                                    23,214
    72,460   Google, Inc. "A"*                                                      81,207
    33,382   VeriSign, Inc.*                                                         1,995
   243,686   Yahoo!, Inc.*                                                           9,855
                                                                                ----------
                                                                                   134,983
                                                                                ----------
             IT CONSULTING & OTHER SERVICES (1.7%)
   164,138   Accenture plc "A"                                                      13,495
    78,327   Cognizant Technology Solutions Corp. "A"*                               7,909
   263,543   International Business Machines Corp.                                  49,433
    42,487   Teradata Corp.*                                                         1,933
                                                                                ----------
                                                                                    72,770
                                                                                ----------
             OFFICE ELECTRONICS (0.1%)
   299,671   Xerox Corp.                                                             3,647
                                                                                ----------
             SEMICONDUCTOR EQUIPMENT (0.2%)
   311,235   Applied Materials, Inc.                                                 5,506
    42,754   KLA-Tencor Corp.                                                        2,756
    41,894   Lam Research Corp.*                                                     2,281
                                                                                ----------
                                                                                    10,543
                                                                                ----------

================================================================================

26  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             Semiconductors (1.7%)
    82,642   Altera Corp.                                                       $    2,688
    80,163   Analog Devices, Inc.                                                    4,083
   139,381   Broadcom Corp. "A"                                                      4,133
    18,430   First Solar, Inc.*                                                      1,007
 1,283,608   Intel Corp.                                                            33,323
    60,134   Linear Technology Corp.                                                 2,739
   139,093   LSI Corp.                                                               1,533
    51,529   Microchip Technology, Inc.                                              2,306
   271,663   Micron Technology, Inc.*                                                5,911
   149,495   NVIDIA Corp.                                                            2,395
   282,701   Texas Instruments, Inc.                                                12,413
    69,435   Xilinx, Inc.                                                            3,188
                                                                                ----------
                                                                                    75,719
                                                                                ----------
             SYSTEMS SOFTWARE (2.7%)
    83,687   CA, Inc.                                                                2,816
 1,961,826   Microsoft Corp.(f)                                                     73,431
   906,177   Oracle Corp.                                                           34,671
    48,612   Red Hat, Inc.*                                                          2,724
   180,081   Symantec Corp.                                                          4,246
                                                                                ----------
                                                                                   117,888
                                                                                ----------
             Total Information Technology                                          793,623
                                                                                ----------
             MATERIALS (3.4%)
             ----------------
             ALUMINUM (0.1%)
   274,564   Alcoa, Inc.                                                             2,919
                                                                                ----------
             COMMODITY CHEMICALS (0.2%)
   112,871   LyondellBasell Industrues NV                                            9,061
                                                                                ----------
             CONSTRUCTION MATERIALS (0.1%)
    33,157   Vulcan Materials Co.                                                    1,970
                                                                                ----------
             DIVERSIFIED CHEMICALS (0.8%)
   312,673   Dow Chemical Co.                                                       13,883
   239,018   E.I. du Pont de Nemours & Co.                                          15,529
    39,939   Eastman Chemical Co.                                                    3,223
    34,399   FMC Corp.                                                               2,596
                                                                                ----------
                                                                                    35,231
                                                                                ----------
             DIVERSIFIED METALS & MINING (0.2%)
   267,624   Freeport-McMoRan Copper & Gold, Inc.                                   10,100
                                                                                ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    14,827   CF Industries Holdings, Inc.                                            3,455
   135,800   Monsanto Co.                                                           15,827

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
    88,166   Mosaic Co.                                                         $    4,168
                                                                                ----------
                                                                                    23,450
                                                                                ----------
             GOLD (0.1%)
   128,473   Newmont Mining Corp.                                                    2,959
                                                                                ----------
             INDUSTRIAL GASES (0.4%)
    54,588   Air Products & Chemicals, Inc.                                          6,102
    17,028   Airgas, Inc.                                                            1,904
    76,059   Praxair, Inc.                                                           9,890
                                                                                ----------
                                                                                    17,896
                                                                                ----------
             METAL & GLASS CONTAINERS (0.1%)
    37,546   Ball Corp.                                                              1,940
    43,206   Owens-Illinois, Inc.*                                                   1,546
                                                                                ----------
                                                                                     3,486
                                                                                ----------
             PAPER PACKAGING (0.1%)
    25,394   Avery Dennison Corp.                                                    1,275
    27,127   Bemis Co., Inc.                                                         1,111
    45,312   MeadWestvaco Corp.                                                      1,673
    50,015   Sealed Air Corp.                                                        1,703
                                                                                ----------
                                                                                     5,762
                                                                                ----------
             PAPER PRODUCTS (0.1%)
   115,004   International Paper Co.                                                 5,639
                                                                                ----------
             SPECIALTY CHEMICALS (0.5%)
    70,194   Ecolab, Inc.                                                            7,319
    20,755   International Flavors & Fragrances, Inc.                                1,784
    36,727   PPG Industries, Inc.                                                    6,966
    22,261   Sherwin-Williams Co.                                                    4,085
    30,955   Sigma-Aldrich Corp.                                                     2,910
                                                                                ----------
                                                                                    23,064
                                                                                ----------
             STEEL (0.2%)
    27,990   Allegheny Technologies, Inc.                                              997
    39,192   Cliffs Natural Resources, Inc.                                          1,027
    81,748   Nucor Corp.                                                             4,364
    36,743   United States Steel Corp.                                               1,084
                                                                                ----------
                                                                                     7,472
                                                                                ----------
             Total Materials                                                       149,009
                                                                                ----------
             TELECOMMUNICATION SERVICES (2.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
 1,359,982   AT&T, Inc.(f)                                                          47,817
   152,561   CenturyLink, Inc.                                                       4,859


================================================================================

28  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
   253,634   Frontier Communications Corp.                                      $    1,179
   738,890   Verizon Communications, Inc.                                           36,309
   156,206   Windstream Holdings, Inc.                                               1,247
                                                                                ----------
                                                                                    91,411
                                                                                ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    86,284   Crown Castle International Corp.*                                       6,336
                                                                                ----------
             Total Telecommunication Services                                       97,747
                                                                                ----------
             UTILITIES (2.8%)
             ----------------
             ELECTRIC UTILITIES (1.3%)
   125,395   American Electric Power Co., Inc.                                       5,861
    84,625   Edison International                                                    3,918
    46,253   Entergy Corp.                                                           2,926
   221,988   Exelon Corp.                                                            6,080
   108,448   FirstEnergy Corp.                                                       3,577
   110,994   NextEra Energy, Inc.                                                    9,503
    81,820   Northeast Utilities                                                     3,468
    64,072   Pepco Holdings, Inc.                                                    1,226
    28,089   Pinnacle West Capital Corp.                                             1,487
   163,438   PPL Corp.                                                               4,918
   227,516   Southern Co.                                                            9,353
   128,479   Xcel Energy, Inc.                                                       3,590
                                                                                ----------
                                                                                    55,907
                                                                                ----------
             GAS UTILITIES (0.1%)
    31,144   AGL Resources, Inc.                                                     1,471
    53,424   ONEOK, Inc.                                                             3,322
                                                                                ----------
                                                                                     4,793
                                                                                ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   169,067   AES Corp.                                                               2,453
    84,286   NRG Energy, Inc.                                                        2,421
                                                                                ----------
                                                                                     4,874
                                                                                ----------
             MULTI-UTILITIES (1.3%)
    62,350   Ameren Corp.                                                            2,255
   111,483   CenterPoint Energy, Inc.                                                2,584
    69,463   CMS Energy Corp.                                                        1,859
    75,883   Consolidated Edison, Inc.                                               4,195
   149,633   Dominion Resources, Inc.                                                9,680
    45,451   DTE Energy Co.                                                          3,017
   181,537   Duke Energy Corp.                                                      12,528
    20,638   Integrys Energy Group, Inc.                                             1,123
    81,147   NiSource, Inc.                                                          2,668

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
    115,407  PG&E Corp.                                                         $    4,649
    131,228  Public Service Enterprise Group, Inc.                                   4,205
     36,787  SCANA Corp.                                                             1,726
     58,849  Sempra Energy                                                           5,282
     51,502  TECO Energy, Inc.                                                         888
     57,217  Wisconsin Energy Corp.                                                  2,365
                                                                                ----------
                                                                                    59,024
                                                                                ----------
             Total Utilities                                                       124,598
                                                                                ----------
             Total Common Stocks (cost: $2,588,788)                              4,258,916
                                                                                ----------

             MONEY MARKET INSTRUMENTS (3.1%)
             MONEY MARKET FUND (3.0%)
130,432,748  Northern Institutional Funds - Diversified Assets Portfolio,
                0.01%(a),(d)                                                       130,433
                                                                                ----------

------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
------------------------------------------------------------------------------------------
             U.S. TREASURY BILLS (0.1%)
     $6,824  0.05%, 04/10/14(b),(e)                                                  6,824
                                                                                ----------
             Total Money Market Instruments (cost: $137,257)                       137,257
                                                                                ----------

             TOTAL INVESTMENTS (COST: $2,726,045)                               $4,396,173
                                                                                ==========

================================================================================

30  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                         (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                     QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                                 IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
                              FOR IDENTICAL ASSETS             INPUTS        INPUTS        TOTAL
------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                        $4,258,916                 $-            $-   $4,258,916

Money Market Instruments:
   Money Market Fund                       130,433                  -             -      130,433
   U.S. Treasury Bills                       6,824                                -        6,824

Other financial instruments(1)               4,432                  -             -        4,432
------------------------------------------------------------------------------------------------
Total                                   $4,400,605                 $-            $-   $4,400,605
------------------------------------------------------------------------------------------------

(1)Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2013, through December 31, 2013 there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2013

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    REIT -- Real estate investment trust

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at December 31, 2013.

    (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

    (c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
        (NTI), which is the subadviser of the Fund.

    (d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

    (e) Security with a value of $6,824,000 is segregated as collateral for initial margin requirements on open futures contracts.

================================================================================

32  |  USAA S&P 500 INDEX FUND

================================================================================

    (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2013, as shown in the following table:

                                                                        VALUE AT
                                                                      DECEMBER 31,   UNREALIZED
TYPE OF FUTURE              EXPIRATION       CONTRACTS    POSITION       2013       APPRECIATION
------------------------------------------------------------------------------------------------
E-mini S&P 500
 Index Futures            March 21, 2014       1,553        Long     $142,961,000    $4,432,000

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2013

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,726,045)         $4,396,173
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 7)                                            53
      Nonaffiliated transactions                                              18,672
    USAA Asset Management Company (Note 6D)                                      251
    USAA Transfer Agency Company (Note 6E)                                        11
    Dividends and interest                                                     5,739
    Other                                                                          8
  Variation margin on futures contracts                                          495
                                                                          ----------
      Total assets                                                         4,421,402
                                                                          ----------
LIABILITIES
  Payables:
    Capital shares redeemed                                                   16,375
  Accrued management fees                                                        389
  Accrued administration and servicing fees                                       13
  Accrued transfer agent's fees                                                   47
  Other accrued expenses and payables                                            175
                                                                          ----------
      Total liabilities                                                       16,999
                                                                          ----------
        Net assets applicable to capital shares outstanding               $4,404,403
                                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $2,773,111
  Accumulated undistributed net investment income                              3,262
  Accumulated net realized loss on investments and futures transactions      (46,530)
  Net unrealized appreciation of investments and futures contracts         1,674,560
                                                                          ----------
        Net assets applicable to capital shares outstanding               $4,404,403
                                                                          ==========
  Net asset value, redemption price, and offering price per share:
     Member Shares (net assets of $2,571,828/97,452 shares outstanding)   $    26.39
                                                                          ==========
     Reward Shares (net assets of $1,832,575/69,433 shares outstanding)   $    26.39
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

34  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2013

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                           $   80,988
  Interest                                                                    13
                                                                      ----------
       Total income                                                       81,001
                                                                      ----------
EXPENSES
  Management fees                                                          3,852
  Administration and servicing fees:
    Member Shares                                                          1,414
    Reward Shares                                                            897
  Transfer agent's fees:
    Member Shares                                                          2,678
    Reward Shares                                                            308
  Custody and accounting fees:
    Member Shares                                                             19
    Reward Shares                                                             11
  Postage:
    Member Shares                                                            132
    Reward Shares                                                              6
  Shareholder reporting fees:
    Member Shares                                                             82
    Reward Shares                                                              4
  Trustees' fees                                                              14
  Registration fees:
    Member Shares                                                             58
    Reward Shares                                                             94
  Professional fees                                                          241
  Other                                                                      112
                                                                      ----------
      Total expenses                                                       9,922
  Expenses reimbursed:
    Member Shares                                                         (1,072)
    Reward Shares                                                           (723)
                                                                      ----------
      Net expenses                                                         8,127
                                                                      ----------
NET INVESTMENT INCOME                                                     72,874
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, AND FUTURES CONTRACTS
  Net realized gain (loss) on:
    Investments                                                          (49,133)
    Futures transactions                                                  14,236
  Change in net unrealized appreciation/depreciation of:
    Investments                                                        1,019,633
    Futures contracts                                                      4,402
                                                                      ----------
      Net realized and unrealized gain                                   989,138
                                                                      ----------
Increase in net assets resulting from operations                      $1,062,012
                                                                      ----------

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                       2013            2012
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $   72,874       $   69,632
  Net realized gain(loss) on investments                            (49,133)         207,580
  Net realized gain on futures transactions                          14,236            4,156
  Change in net unrealized appreciation/depreciation of:
    Investments                                                   1,019,633          214,452
    Futures contracts                                                 4,402               (3)
                                                                 ---------------------------
    Increase in net assets resulting from operations              1,062,012          495,817
                                                                 ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Member Shares                                                   (41,086)         (43,728)
    Reward Shares                                                   (28,088)         (26,855)
                                                                 ---------------------------
      Total distributions of net investment income                  (69,174)         (70,583)
                                                                 ---------------------------
  Net realized gains:
    Member Shares                                                         -         (100,264)
    Reward Shares                                                         -          (55,636)
                                                                 ---------------------------
      Total distributions of net realized gains                           -         (155,900)
                                                                 ---------------------------
    Distributions to shareholders                                   (69,174)        (226,483)
                                                                 ---------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
    Member Shares                                                  (155,609)         (11,173)
    Reward Shares                                                   277,372         (253,110)
                                                                 ---------------------------
      Total net increase (decrease) in net assets
        from capital share transactions                             121,763         (264,283)
                                                                 ---------------------------
    Capital contribution from USAA Transfer Agency
    Company (Note 6E):
    Reward Shares                                                        11                3
                                                                 ---------------------------
  Net increase in net assets                                      1,114,612            5,054

NET ASSETS
  Beginning of year                                               3,289,791        3,284,737
                                                                 ---------------------------
  End of year                                                    $4,404,403       $3,289,791
                                                                 ===========================
Accumulated undistributed net investment income:
  End of year                                                    $    3,262       $      261
                                                                 ===========================

See accompanying notes to financial statements.

================================================================================

36  | USAA S&P 500 INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the S&P 500 Index. USAA Asset Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, Inc. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Reward Shares are currently offered for sale to qualified shareholders, USAA discretionary managed account program, and a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

38  | USAA S&P 500 INDEX FUND

================================================================================

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

        General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and

================================================================================

40  | USAA S&P 500 INDEX FUND

================================================================================

    options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at December 31, 2013, did not include master netting provisions.

    FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2013*
    (IN THOUSANDS)

                                 ASSET DERIVATIVES                 LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------------
                               STATEMENT OF                      STATEMENT OF
                               ASSETS AND                        ASSETS AND
DERIVATIVES NOT ACCOUNTED      LIABILITIES                       LIABILITIES
FOR AS HEDGING INSTRUMENTS     LOCATION          FAIR VALUE      LOCATION         FAIR VALUE
--------------------------------------------------------------------------------------------
Equity contracts               Net unrealized     $4,432**           -               $-
                               appreciation of
                               investments and
                               futures contracts
--------------------------------------------------------------------------------------------

   *For open derivative instruments as of December 31, 2013, see the portfolio of investments, which also is indicative of activity for the year ended December 31, 2013.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   **Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2013 (IN THOUSANDS)

                                                                   CHANGE IN
                                                                   UNREALIZED
DERIVATIVES NOT                                   REALIZED         APPRECIATION
ACCOUNTED FOR AS      STATEMENT OF                GAIN (LOSS)      (DEPRECIATION)
HEDGING INSTRUMENTS   OPERATIONS LOCATION         ON DERIVATIVES   ON DERIVATIVES
---------------------------------------------------------------------------------
Equity contracts      Net realized gain (loss)       $14,236           $4,402
                      on futures transactions/
                      Change in net unrealized
                      appreciation/depreciation
                      of futures contracts
---------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the year ended December 31, 2013, bank credits reduced the expenses of the Member Shares and Reward Shares by less than $500.

================================================================================

42  | USAA S&P 500 INDEX FUND

================================================================================

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended December 31, 2013, the Fund paid CAPCO facility fees of $22,000, which represents 6.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended December 31, 2013.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for non-REIT return of capital dividend adjustments resulted in reclassifications to the statement of assets and liabilities to decrease accumulated undistributed net investment income and decrease accumulated net realized loss on investments by $699,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2013, and 2012, was as follows:

                                                 2013                  2012
                                             ---------------------------------
Ordinary income*                             $69,174,000          $ 72,625,000
Long-term realized capital gain                        -           153,858,000
                                             -----------          ------------
  Total distributions paid                   $69,174,000          $226,483,000
                                             -----------          ------------

As of December 31, 2013, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                 $     3,262,000
Accumulated capital and other losses                               (26,539,000)
Unrealized appreciation of investments                           1,654,569,000

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales, non-REIT return of capital dividend and mark-to-market adjustments.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses

================================================================================

44  | USAA S&P 500 INDEX FUND

================================================================================

are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2013, the Fund had no pre-enactment capital loss carryforwards and post-enactment long-term capital loss carryforwards of $26,539,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

For the year ended December 31, 2013, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2013, were $133,917,000 and $120,118,000, respectively.

As of December 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was $2,741,604,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2013, for federal income tax purposes, were $1,853,288,000 and $198,719,000, respectively, resulting in net unrealized appreciation of $1,654,569,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(5) CAPITAL SHARE TRANSACTIONS

At December 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                       YEAR ENDED              YEAR ENDED
                                    DECEMBER 31, 2013       DECEMBER 31, 2012
------------------------------------------------------------------------------
                                   SHARES       AMOUNT     SHARES       AMOUNT
                                 ---------------------------------------------
MEMBER SHARES:
Shares sold                        16,621    $ 388,805     12,185    $ 250,575
Shares issued from reinvested
  dividends                         1,697       40,074      6,927      141,601
Shares redeemed                   (24,918)    (584,488)   (19,549)    (403,349)
                                  --------------------------------------------
Net decrease from capital
  share transactions               (6,600)   $(155,609)      (437)   $ (11,173)
                                  ============================================
REWARD SHARES:
Shares sold                        19,506    $ 459,343     13,312    $ 274,486
Shares issued from reinvested
  dividends                         1,135       26,883      3,866       79,124
Shares redeemed                    (8,907)    (208,854)   (29,389)    (606,720)
                                  --------------------------------------------
Net increase (decrease) from
  capital share transactions       11,734    $ 277,372    (12,211)   $(253,110)
                                  ============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to a Management Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and reports to the Board as to

================================================================================

46  | USAA S&P 500 INDEX FUND

================================================================================

    whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2013, the Fund incurred management fees, paid or payable to the Manager, of $3,852,000.

B. SUBADVISORY ARRANGEMENT(s) -- The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the year ended December 31, 2013, the Manager incurred subadvisory fees, paid or payable to NTI, of $493,000.

    NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the year ended December 31, 2013, NTI remitted $5,000 to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios.

    NTI is a direct subsidiary of The Northern Trust Corp., the Fund's custodian and accounting agent.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2013, the Member Shares and Reward Shares incurred administration and servicing

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    fees, paid or payable to the Manager, of $1,414,000 and $897,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2013, the Fund reimbursed the Manager $109,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2014 to limit the annual expenses of the Member Shares and the Reward Shares to 0.25% and 0.15%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through May 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended December 31, 2013, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $1,072,000 and $723,000, respectively, of which $251,000 in total was receivable from the Manager.

    In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the year ended December 31, 2013, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $23,000 and $15,000, respectively.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager,

================================================================================

48  | USAA S&P 500 INDEX FUND

================================================================================

    provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the year ended December 31, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $2,678,000 and $308,000, respectively.

    Additionally, the Fund's Reward Shares recorded a capital contribution and receivable from SAS of $11,000 at December 31, 2013, for adjustments related to corrections to certain shareholder transactions.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

G. ACCOUNT MAINTENANCE FEE -- SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Reward Shares is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of December 31, 2013, the Fund recorded a receivable for capital shares sold of $53,000 for the USAA fund-of-funds' purchases of the Reward Shares. As of December 31, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

AFFILIATED USAA FUND                                            OWNERSHIP %
---------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                 0.0*
USAA Cornerstone Equity Fund                                       0.1
USAA Target Retirement Income Fund                                 0.2
USAA Target Retirement 2020 Fund                                   0.6
USAA Target Retirement 2030 Fund                                   1.4
USAA Target Retirement 2040 Fund                                   1.7
USAA Target Retirement 2050 Fund                                   0.9
USAA Target Retirement 2060 Fund                                   0.0*

*Represents less than 0.1%

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

50  | USAA S&P 500 INDEX FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS -- MEMBER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                      YEAR ENDED DECEMBER 31,
                                -----------------------------------------------------------------
                                      2013         2012           2011          2010         2009
                                -----------------------------------------------------------------
Net asset value at
  beginning of period           $    20.34   $    18.83     $    18.86    $    16.71   $    13.51
                                -----------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                .44          .41            .39           .30          .30
  Net realized and
    unrealized gain (loss)            6.02         2.54           (.05)         2.15         3.20
                                -----------------------------------------------------------------
Total from investment
   operations                         6.46         2.95            .34          2.45         3.50
                                -----------------------------------------------------------------
Less distributions from:
  Net investment income               (.41)        (.43)          (.37)         (.30)        (.30)
  Realized capital gains                 -        (1.01)             -             -            -
                                -----------------------------------------------------------------
Total distributions                   (.41)       (1.44)          (.37)         (.30)        (.30)
                                -----------------------------------------------------------------
Net asset value at
  end of period                 $    26.39   $    20.34     $    18.83    $    18.86   $    16.71
                                =================================================================
Total return (%)*                    32.03        15.75           1.82         14.81        26.28
Net assets at
  end of period (000)           $2,571,828   $2,116,203     $1,967,983    $2,021,901   $1,831,645
Ratios to average
  net assets:**
  Expenses (%)(a)                      .25          .25            .25           .25          .25
  Expenses, excluding
    reimbursements (%)(a)              .30          .32            .33           .36          .40
  Net investment income (%)           1.85         2.06           2.03          1.75         2.11
Portfolio turnover (%)                   3            4              3             4            5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2013, average net assets were
    $2,356,474,000.
(a) Reflects total operating expenses of the Member Shares before reductions of any expenses paid indirectly. The Member Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- REWARD SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                      YEAR ENDED DECEMBER 31,
                                ---------------------------------------------------------------
                                      2013         2012         2011            2010       2009
                                ---------------------------------------------------------------
Net asset value at
  beginning of period           $    20.34   $    18.83   $    18.86      $    16.71   $  13.51
                                ---------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                .45          .43          .40             .33        .32
  Net realized and
    unrealized gain (loss)            6.04         2.54         (.04)           2.15       3.20
                                ---------------------------------------------------------------
Total from investment
  operations                          6.49         2.97          .36            2.48       3.52
                                ---------------------------------------------------------------
Less distributions from:
  Net investment income               (.44)        (.45)        (.39)           (.33)      (.32)
  Realized capital gains                 -        (1.01)           -               -          -
                                ---------------------------------------------------------------
Total distributions                   (.44)       (1.46)        (.39)           (.33)      (.32)
                                ---------------------------------------------------------------
Net asset value at
  end of period                 $    26.39   $    20.34   $    18.83      $    18.86   $  16.71
                                ===============================================================
Total return (%)*                    32.16        15.86         1.96           14.99      26.47
Net assets at
  end of period (000)           $1,832,575   $1,173,588   $1,316,754      $1,159,476   $894,035
Ratios to average
  net assets:**
  Expenses (%)(a)                      .15          .15          .13(b)          .09        .09
  Expenses, excluding
    reimbursements (%)(a)              .20          .27          .24             .24        .23
  Net investment income (%)           1.95         2.15         2.14            1.92       2.26
Portfolio turnover (%)                   3            4            3               4          5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2013, average net assets were
    $1,495,426,000.
(a) Reflects total operating expenses of the Reward Shares before reductions of any expenses paid indirectly. The Reward Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Effective May 1, 2011, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.15% of their average net assets. Prior to May 1, 2011, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their average net assets.

================================================================================

52  | USAA S&P 500 INDEX FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2013, through December 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                       BEGINNING              ENDING             DURING PERIOD*
                                     ACCOUNT VALUE         ACCOUNT VALUE          JULY 1, 2013 -
                                      JULY 1, 2013       DECEMBER 31, 2013      DECEMBER 31, 2013
                                     ------------------------------------------------------------
MEMBER SHARES
Actual                                 $1,000.00             $1,161.70                $1.36

Hypothetical
 (5% return before expenses)            1,000.00              1,023.95                 1.28

REWARD SHARES
Actual                                  1,000.00              1,062.30                 0.82

Hypothetical
 (5% return before expenses)            1,000.00              1,024.45                 0.77

* Expenses are equal to the Fund's annualized expense ratio of 0.25% for Member Shares and 0.15% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 16.17% for Member Shares and 16.23% for Reward Shares for the six-month period of July 1, 2013, through December 31, 2013.

================================================================================

54  | USAA S&P 500 INDEX FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST

--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address of each P.O. Box 659450, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc.
(FPS) (04/11-present); President and Director of USAA Investment Management Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 16 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

56  | USAA S&P 500 INDEX FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member in 9/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as one year as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (7/31-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over five years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

58  | USAA S&P 500 INDEX FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 13 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
 (2) Member of Executive Committee
 (3) Member of Audit Committee
 (4) Member of Pricing and Investment Committee
 (5) Member of Corporate Governance Committee
 (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
 (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
 (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11); Managing Director, AIG Investments, (12/03-01/09).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (6/13-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICorp.

================================================================================

60  | USAA S&P 500 INDEX FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, Financial Advice & Solutions Group
(FASG) General Counsel, USAA (04/13-present); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10); Associate, Morrison & Foerster LLP (07/07-02/09). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

62  | USAA S&P 500 INDEX FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        The Northern Trust Company
ACCOUNTING AGENT                     50 S. LaSalle St.
                                     Chicago, Illinois 60603
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    29237-0214                               (C)2014, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 25, 2013, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2013 and 2012 were $419,620 and $360,045, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2013 and 2012 were $78,650 and $65,860, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2013 and 2012.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2013 and 2012.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2013 and 2012 were $406,468 and $387,250, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 and 2012 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2013

By:*     /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary


Date:     02/24/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/24/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/24/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.